Document and Entity Information	Mar. 20, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002036042
Document Type	8-K
Document Period End Date	Mar. 20, 2025
Entity Registrant Name	Sionna Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42504
Entity Tax Identification Number	84-2801521
Entity Address, Address Line One	21 Hickory Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	819-2020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	SION
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false